Summary of Principal Accounting Policies - VIE percentages (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable interest entity
Percentage of consolidated revenues contributed by VIE	62.00%
Number of terms in arrangements to provide financial support to VIEs	0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE		31.00%	37.00%
Percentage of consolidated net income contributed by VIE	8.00%	105.00%	55.00%
Percentage of consolidated total assets contributed by VIE	34.00%	40.00%